Employee Benefit Plans (Weighted-Average Rate Assumptions Used For Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount Rate - Salaried Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	4.00%	4.39%
Discount Rate - USW [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	3.39%	4.00%
Discount Rate - IUOE Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	3.99%	4.37%
Discount Rate - Other Postretirement Benefits Plan [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	3.58%	4.38%
Rate Of Compensation Increase - Salaried Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	5.00%	5.00%
Rate Of Compensation Increase - USW Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	3.50%	4.50%
Rate Of Compensation Increase - IUOE Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, weighted-average rate assumptions	5.00%	5.00%